RELATED PARTIES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Parties
Cash	R$ 2,156,987	R$ 2,327,576
Lease payments	22,241	20,647
Management remuneration - non-statutory	R$ 18,072	R$ 29,526